Basis of Preparation (Policies)	12 Months Ended
Dec. 31, 2019
Basis of Preparation [Abstract]
Basis of consolidation

Basis of consolidation

(i)	Subsidiaries

The consolidated financial statements comprise the financial statements of the Company and its subsidiaries as at 31 December 2019. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

Specifically, the Group controls an investee if and only if the Group has:

●	Power over the investee (i.e. existing rights that give it the current ability to direct the relevant activities of the investee);
●	Exposure, or rights, to variable returns from its involvement with the investee; and
●	The ability to use its power over the investee to affect its returns.

When the Group has less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

●	The contractual arrangement with the other vote holders of the investee;
●	Rights arising from other contractual arrangements; and
●	The Group's voting rights and potential voting rights.

The Group re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control. Assets, liabilities, income and expenses of a subsidiary acquired or disposed off during the year are included in the consolidated statement of comprehensive income from the date the Group gains control until the date the Group ceases to control the subsidiary.

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction.

If the Group loses control over a subsidiary, it:

●	Derecognises the assets (including goodwill) and liabilities of the subsidiary
●	Derecognises the carrying amount of any non-controlling interests
●	Derecognises the cumulative translation differences recorded in equity
●	Recognises the fair value of the consideration received
●	Recognises the fair value of any investment retained
●	Recognises any surplus or deficit in profit or loss
●	Reclassifies the parent's share of components previously recognised in OCI to profit or loss or retained earnings, as appropriate, as would be required if the Group had directly disposed of the related assets or liabilities

Details of subsidiaries as at 31 December 2019 and 31 December 2018 were as follows:

Legal name	Country of incorporation	Percentage of ownership
		2019	2018
Brooge Petroleum and Gas Investment Company FZE	United Arab Emirates	100%	-
BPGIC International (formerly known as Twelve Seas) *	Cayman Islands	100%	-

*indirectly held

The financial statements of the subsidiary are prepared for the same reporting year as the Group. Consolidated financial statements are prepared using uniform accounting policies for like transactions and other events in similar circumstances.

The carrying amount of the Company's investment in the subsidiary and the equity of the subsidiary is eliminated on consolidation. All significant intra-group balances, and income and expenses arising from intra-group transactions are also eliminated on consolidation.

(ii)	Non-controlling interests ("NCI")

NCI are measured at their proportionate share of the acquiree's identifiable net assets at the date of acquisition. Changes in the Group's interest in a subsidiary that do not result in a loss of control are accounted for as equity transactions.

(iii)	Business combinations

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred measured at acquisition date fair value and the amount of any non-controlling interests in the acquiree. For each business combination, the Group elects whether to measure the non-controlling interests in the acquiree at fair value or at the proportionate share of the acquiree's identifiable net assets. Acquisition-related costs are expensed as incurred and included in administrative expenses.

When the Group acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date. This includes the separation of embedded derivatives in host contracts by the acquiree.

If the business combination is achieved in stages, any previously held equity interest is re-measured at its acquisition date fair value and any resulting gain or loss is recognised in profit or loss. It is then considered in the determination of goodwill.

Any contingent consideration to be transferred by the acquirer will be recognised at fair value at the acquisition date. Contingent consideration classified as an asset or liability that is a financial instrument and within the scope of IFRS 9 Financial Instruments, is measured at fair value with changes in fair value recognised either in profit or loss or as a change to other comprehensive income. Contingent consideration that is classified as equity is not re-measured and subsequent settlement is accounted for within equity.

A 'reverse acquisition' is a business combination in which the legal acquirer - i.e. the entity that issues the securities (i.e. listed entity) becomes the acquiree for accounting purposes and the legal acquiree becomes the acquirer for accounting purposes. It is the application in accordance with IFRS 3 Business Combinations on identifying the acquirer, which results in the identification of the legal acquiree as the accounting acquirer in a reverse acquisition. Application in accordance with IFRS 3 Business Combinations on identifying the acquirer may result in identifying the listed entity as the accounting acquiree and the unlisted entity as the accounting acquirer. In this case, if the listed entity is:

●	A business, IFRS 3 Business Combinations applies;
●	Not a business, IFRS 2 Share-based Payment applies to the transaction once the acquirer has been identified following the principles in accordance with IFRS 3 Business Combinations. Under this approach, the difference between the fair value of the consideration paid less the fair value of the net assets acquired, is recognized as a listing expense in profit or loss.

Revenue recognition

Revenue recognition

The Group elected to early adopt IFRS 15 'Revenue from Contracts with Customers' and IFRS 16 'Leases' for the year ended 31 December 2016 using the full retrospective method for both standards.

The Group generates revenue by charging fees for the storage, throughput and handling of fuel oil and clean products for its sole customer. Additional revenue is generated by charging fees for other ancillary services (excess throughput, heating, blending and other services).

The contract contains a lease and a service component. The lease component is accounted for under IFRS 16 and the service component is accounted for under IFRS 15. The contract has a minimum fixed monthly payment for both the lease and non-lease service components. The fixed consideration is allocated to the lease and service components based on their relative stand-alone selling price, which is based on an analysis of lease-related and service-related costs for the contract, adjusted for representative profit margins. The lease component is recognised on a straight-line basis over the term of the initial lease and the service component is recognised over time as the customer simultaneously receives and consumes the benefits provided by the Group's performance. The fixed payment is billed monthly in advance.

The contract also contains variable elements in the form of the other ancillary services. Revenue from the variable element of the contract is recognised based on the actual volumes transported, stored and processed in the period in which the services are provided. These services are generally billed the month after the services are performed.

Borrowing costs

Borrowing costs

Borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use or sale, are added to the cost of those assets, until such time as the assets are substantially ready for their intended use or sale.

Investment income earned on the temporary investment of specific borrowings pending their expenditure on qualifying assets is deducted from the borrowing costs eligible for capitalisation.

All other borrowing costs are recognised in the consolidated statement of comprehensive income (within profit and loss) in the period during which they are incurred.

Property, plant and equipment

Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation and accumulated impairment losses, if any. Capital work under progress is stated at cost and subsequently transferred to assets when it is available for use. Cost of an item of property, plant and equipment comprises its acquisition cost including borrowing cost and all directly attributable costs of bringing the asset to working condition for its intended use. Such cost includes the cost of replacing part of the plant and equipment when that cost is incurred, if the recognition criteria are met. Likewise, when a major inspection is performed, its cost is recognised in the carrying amount of the plant and equipment as a replacement if the recognition criteria are satisfied. All other repair and maintenance costs are recognised in the consolidated statement of comprehensive income (within profit and loss) as incurred. Depreciation is computed using the straight-line method based on the estimated useful lives of assets as follows:

Buildings	25 years
Tanks	50 years
Installations (pipeline, pumps and other equipment)	20 - 25 years
Other equipment	5 years
Right-of-use asset - Land	60 years

The assets' residual values and useful lives are reviewed and adjusted if appropriate, at each financial year end to determine whether there is an indication of impairment. If any such indication exists, an impairment loss is recognised in the consolidated statement of comprehensive income (within profit and loss). For the purpose of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash generating units).

The carrying amounts are reviewed at each reporting date to assess whether they are recorded in excess of their recoverable amounts, and where carrying values exceed this estimated recoverable amount, assets are written down to their recoverable amount, being the higher of their fair value less costs to sell and their value in use.

An item of property, plant and equipment is derecognised upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the consolidated statement of comprehensive income (within profit and loss) in the year the asset is derecognised.

Capital work in progress

Capital work in progress

Capital work in progress is stated at cost, which represents costs for the design, development, procurement, construction and commissioning of the asset under development. Cost includes borrowing cost capitalised and depreciation of the right of use asset during the construction phase. When the asset is in the location and condition necessary to operate in the manner intended by management, capital work in progress is transferred to the appropriate property, plant and equipment category and depreciated in accordance with the Group's policies.

Impairment of non-financial assets

Impairment of non-financial assets

At each reporting date, the Group reviews the carrying amounts of its tangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). Where it is not possible to estimate the recoverable amount of an individual asset, the Group estimates the recoverable amount of the cash-generating unit to which the asset belongs. Where a reasonable and consistent basis of allocation can be identified, corporate assets are also allocated to individual cash-generating units, or otherwise they are allocated to the smallest cash-generating units for which a reasonable and consistent allocation basis can be identified.

Recoverable amount is the higher of fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

If the recoverable amount of an asset (or cash-generating unit) is estimated to be less than its carrying amount, the carrying amount of the asset (cash-generating unit) is reduced to its recoverable amount. An impairment loss is recognised immediately in the consolidated statement of comprehensive income (within profit and loss).

Where an impairment loss subsequently reverses, the carrying amount of the asset (cash- generating unit) is increased to the revised estimate of its recoverable amount, such that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognised for the asset (cash-generating unit) in prior years.

Cash and cash equivalents

Cash and cash equivalents

For the purpose of the consolidated statement of cash flows, cash and cash equivalents consist of cash in hand, bank balances and short-term deposits with original maturity of three months or less, net of bank overdraft.

Inventories

Inventories

Inventories are valued at the lower of cost, determined on the basis of weighted average cost, and net realizable value. Costs are those expenses incurred in bringing each item to its present location and condition. Net realisable value is valued at selling prices net of selling costs.

Leasing

Leasing

The Group had elected to early adopt IFRS 16 during the year ended 31 December 2016, from its lease commencement dates using the full retrospective method.

At inception of a contract, the Group assesses whether the contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

For a contract that is, or contains, a lease, the Group accounts for each lease component within the contract as a lease separately from non-lease components of the contract.

The Group determines the lease term as the non-cancellable period of a lease, together with both:

a)	periods covered by an option to extend the lease if the lessee is reasonably certain to exercise that option; and
b)	periods covered by an option to terminate the lease if the lessee is reasonably certain not to exercise that option.

In assessing whether a lessee is reasonably certain to exercise an option to extend a lease, or not to exercise an option to terminate a lease, the Group considers all relevant facts and circumstances that create an economic incentive for the lessee to exercise the option to extend the lease, or not to exercise the option to terminate the lease. The Group revises the lease term if there is a change in the non-cancellable period of a lease.

Group as a lessor

Leases where the Group does not transfer substantially all the risks and benefits of ownership of the asset are classified as operating leases. Initial direct costs incurred in negotiating an operating lease are added to the carrying amount of the leased asset and recognised over the lease term on the same bases as rental income. Contingent rents are recognised as revenue in the period in which they are earned.

Group as a lessee

For a contract that contains a lease component and one or more additional lease or non-lease components, the Group allocates the consideration in the contract to each lease component on the basis of the relative stand-alone price of the lease component and the aggregate stand-alone price of the non-lease components.

The relative stand-alone price of lease and non-lease components is determined on the basis of the price the lessor, or a similar supplier, would charge an entity for that component, or a similar component, separately. If an observable stand-alone price is not readily available, the Group estimates the stand-alone price, maximising the use of observable information.

For determination of the lease term, the Group reassesses whether it is reasonably certain to exercise an extension option, or not to exercise a termination option, upon the occurrence of either a significant event or a significant change in circumstances that:

a)	is within the control of the Group; and
b)	affects whether the Group is reasonably certain to exercise an option not previously included in its determination of the lease term, or not to exercise an option previously included in its determination of the lease term.

At the commencement date, the Group recognises a right-of-use asset classified within property, plant and equipment and a lease liability classified separately on the consolidated statement of financial position.

Short-term leases and leases of low-value assets

The Group has elected not to recognise right-of-use assets and lease liabilities for short-term leases that have a lease of 12 months or less and leases of low-value assets of USD 5,000 or less when new. The Group recognises the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

Right-of-use assets

The right-of-use asset is initially recognised at cost comprising of:

a)	the amount of the initial measurement of the lease liability;
b)	any lease payments made at or before the commencement date, less any lease incentives received;
c)	any initial direct costs incurred by the Group; and
d)	an estimate of costs to be incurred by the Group in dismantling and removing the underlying asset, restoring the site on which it is located or restoring the underlying asset to the condition required by the terms and conditions of the lease. These costs are recognised as part of the cost of the right-of-use asset when the Group incurs an obligation for these costs. The obligation for these costs is incurred either at the commencement date or as a consequence of having used the underlying asset during a particular period.

After initial recognition, the Group amortises the right-of-use asset over the term of the lease. In addition the right of use asset is periodically reduced by impairment losses, if any, and adjusted for certain re-measurements of the lease liability.

Lease liability

The lease liability is initially recognised at the present value of the lease payments that are not paid at the commencement date. The lease payments are discounted using the interest rate implicit in the lease, if that rate can be readily determined. If that rate cannot be readily determined, the Group uses its incremental borrowing rate.

After initial recognition, the lease liability is measured by (a) increasing the carrying amount to reflect interest on the lease liability; (b) reducing the carrying amount to reflect the lease payments made; and (c) remeasuring the carrying amount to reflect any reassessment or lease modifications or to reflect revised in-substance fixed lease payments.

Where, (a) there is a change in the lease term as a result of the reassessment of certainty to exercise an option, or not to exercise a termination option as discussed above; or (b) there is a change in the assessment of an option to purchase the underlying asset, assessed considering the events and circumstances in the context of a purchase option, the Group remeasures the lease liabilities to reflect changes to lease payments by discounting the revised lease payments using a revised discount rate. The Group determines the revised discount rate as the interest rate implicit in the lease for the remainder of the lease term, if that rate can be readily determined, or its incremental borrowing rate at the date of reassessment, if the interest rate implicit in the lease cannot be readily determined.

Where, (a) there is a change in the amounts expected to be payable under a residual value guarantee; or (b) there is a change in future lease payments resulting from a change in an index or a rate used to determine those payments, including a change to reflect changes in market rental rates following a market rent review, the Group remeasures the lease liabilities by discounting the revised lease payments using an unchanged discount rate, unless the change in lease payments results from a change in floating interest rates. In such case, the Group uses a revised discount rate that reflects changes in the interest rate.

The Group recognises the amount of the re-measurement of the lease liability as an adjustment to the right-of-use asset. Where the carrying amount of the right-of-use asset is reduced to zero and there is a further reduction in the measurement of the lease liability, the Group recognises any remaining amount of the re-measurement in the consolidated statement of comprehensive income (within profit and loss).

The Group accounts for a lease modification as a separate lease if both:

a)	the modification increases the scope of the lease by adding the right to use one or more underlying assets; and
b)	the consideration for the lease increases by an amount commensurate with the stand-alone price for the increase in scope and any appropriate adjustments to that stand-alone price to reflect the circumstances of the particular contract.

Financial assets

Financial assets

Classification and measurement

The Group initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs.

Under IFRS 9, debt financial instruments are subsequently measured at fair value through profit or loss (FVPL), amortised cost, or fair value through other comprehensive income (FVOCI). The classification is based on two criteria: the Group's business model for managing the assets; and whether the instruments' contractual cash flows represent 'solely payments of principal and interest' on the principal amount outstanding (the 'SPPI criterion').

The classification and measurement of the Group's debt financial assets are, as follows:

●	Debt instruments at amortised cost for financial assets that are held within a business model with the objective to hold the financial assets in order to collect contractual cash flows that meet the SPPI criterion. This category includes the Group's trade and other receivables.
●	Debt instruments at FVOCI, with gains or losses recycled to profit or loss on derecognition. Financial assets in this category that meet the SPPI criterion and are held within a business model both to collect cash flows and to sell.

Financial assets at amortised cost are subsequently measured using the effective interest (EIR) method and are subject to impairment. Gains and losses are recognised in the consolidated statement of comprehensive income when the asset is derecognised, modified or impaired.

Derecognition

A financial asset (or, where applicable a part of a financial asset or part of a Group of similar financial assets) is derecognised when:

-	The rights to receive cash flows from the asset have expired, or
-	The Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a 'pass-through' arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Group has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, and has neither transferred nor retained substantially all the risks and rewards of the asset nor transferred control of the asset, the asset is recognised to the extent of the Group's continuing involvement in the asset. In that case, the Group also recognises an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group has retained. Continuing involvement that takes the form of a guarantee over the transferred asset, is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Group could be required to repay.

Under IFRS 9, the Group records an allowance for Expected Credit Loss (ECL) for all loans and debt financial assets not held at FVPL.

ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive. The shortfall is then discounted at an approximation to the asset's original effective interest rate.

For trade and other receivables, the Group has applied the standard's simplified approach and has calculated ECLs based on lifetime expected credit losses. The Group calculates the ECL based on the Group's historical credit loss experience, adjusted for forward-looking factors specific to the customer and the economic environment.

The Group considers a financial asset in default when contractual payments are 90 days past due. However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group.

Equity instruments

Equity instruments

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the Group comprising of share capital, share premium and shareholders' accounts are recorded at the proceeds received, net of direct issue costs.

Escrow shares issued as part of the Business Combination are subject to meeting certain financial milestones during the vesting period as disclosed in note 25. The fair value of the shares in escrow is not materially different from that of the shares which are not in escrow as the rights of these shares are similar to those of "normal ordinary shares".

Financial liabilities

Financial liabilities

Initial recognition

Financial liabilities within the scope of IFRS 9 are classified as financial liabilities at fair value through profit or loss, loans and borrowings, or as derivatives designated as hedging instruments in an effective hedge, as appropriate. The Group determines the classification of its financial liabilities at initial recognition.

Financial liabilities are recognised initially at fair value and in the case of loans and borrowings fair value of the consideration received less directly attributable transaction costs.

The Group's financial liabilities include trade and other payables, lease liability, warrants and term loans.

Subsequent measurement

The measurement of financial liabilities depends on their classification as follows:

Accounts payable

Liabilities are recognised for amounts to be paid in the future for goods and services received, whether billed by the supplier or not.

Loans and borrowings

All loans and borrowings are initially recognised at the fair values less directly attributable transaction costs. After initial recognition, interest bearing loans and borrowings are subsequently measured at amortised cost using the effective interest method. Gains and losses are recognised in the consolidated statement of comprehensive income (within profit and loss) when liabilities are derecognized.

Derecognition

A financial liability is derecognised when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and the recognition of a new liability, and the difference in the respective carrying amounts is recognised in the consolidated statement of comprehensive income (within profit and loss).

A non-substantial modification to a financial liability is not treated as a derecognition of the original liability. The difference between the carrying amount and the net present value of the modified terms is recognised in the consolidated statement of comprehensive income (within profit and loss)

Offsetting of financial instruments

Offsetting of financial instruments

Financial assets and financial liabilities are offset and the net amount reported in the consolidated statement of financial position if, and only if, there is a currently enforceable legal right to offset the recognised amounts and there is an intention to settle on a net basis, or to realise the assets and settle the liabilities simultaneously.

Amortised cost of financial instruments

Amortised cost of financial instruments

Amortised cost is computed using the effective interest method less any allowance for impairment and principal repayment or reduction. The calculation takes into account any premium or discount on acquisition and includes transaction costs and fees that are an integral part of the effective interest rate.

Derivative financial instruments

Derivative financial instruments

The Group uses derivative financial instruments, interest rate swaps, to hedge its interest risks. Such derivative financial instruments are initially recognised at fair value on the date on which a derivative contract is entered into and are subsequently remeasured at fair value. Derivatives are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.

Warrants are accounted for as derivative financial instruments (a financial liability) as they give the holder the right to obtain a variable number of common (ordinary) shares in case an effective registration statement is not maintained, which is not fully within the control of the Group.

Such derivative financial instruments are initially recognised at fair value on the date on which a derivative contract is entered into and are subsequently remeasured at fair value through profit or loss. The warrants shall lapse and expire after five years from the closing of the business combination (note 25).

Any gains or losses arising from changes in the fair value of derivatives are taken directly to the consolidated statement of comprehensive income (within profit and loss) as the Group has not designated derivative financial instruments under hedging arrangements.

Provisions

Provisions

Provisions are recognised when the Group has a legal or constructive obligation as a result of a past event, it is probable that an outflow of resources will be required to settle the obligation, and the amount can be reliably estimated.

Provisions are measured at the present value of the expenditures expected to be required to settle the obligation at the end of the reporting period, using a rate that reflects current market assessments of the time value of money and the risks specific to the obligation.

When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, a receivable is recognised as an asset if it is virtually certain that a reimbursement will be received and the amount of the receivable can be measured reliably.

Decommissioning liabilities

Decommissioning liabilities

As part of the land lease agreement between Fujairah Municipality and the Group, the Group has a legal obligation to remove the plant at the end of its lease term. The Group initially records a provision for asset retirement obligations at the best estimate of the present value of the expenditure required to settle the obligation at the time a legal (or constructive) obligation is incurred, if the liability can be reliably estimated. When the provision is initially recorded, the carrying amount of the related asset is increased by the amount of the liability. Provisions are adjusted at each balance sheet date to reflect the current best estimate. The unwinding of the discount is recognised as finance cost. The Group's operating assets generally consist of storage tanks and related facilities. These assets can be used for an extended period of time as long as they are properly maintained and/or upgraded. It is the Group's current intent to maintain its assets and continue making improvements to those assets based on technological advances. There is no data or information that can be derived from past practice, industry practice or the Group's intentions that could be used to make a reliable estimate of the decommissioning cost. Accordingly, the Group has not recorded a liability or corresponding asset as the amounts of such potential future costs are not reliably determinable.

Value added tax

Value added tax

Expenses and assets are recognised net of the amount of value added tax, except:

●	When the value added tax incurred on a purchase of assets or services is not recoverable from the taxation authority, in which case, the value added tax is recognised as part of the cost of acquisition of the asset or as part of the expense item, as applicable
●	When receivables and payables are stated with the amount of value added tax included

The net amount of value added tax recoverable from, or payable to, the taxation authority is included as part of receivables or payables in the consolidated statement of financial position.

Foreign currencies

Foreign currencies

Transactions in foreign currencies are recorded at the rate ruling at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are retranslated at the rate of exchange ruling at the reporting date. All differences are taken to the consolidated statement of comprehensive income (within profit and loss). Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates as at the dates of the initial transactions. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined.

Employees' end of service benefits

Employees' end of service benefits

The Group provides end of service benefits to its employees. The entitlement to these benefits is based upon the employees' final salary and length of service, subject to the completion of a minimum service period. The expected costs of these benefits are accrued over the period of employment.

Fair value

Fair value

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

●	In the principal market for the asset or liability, or
●	In the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible to the Group. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest. A fair value measurement of a non-financial asset takes into account a market participant's ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximising the use of relevant observable inputs and minimising the use of unobservable inputs.

In addition, for financial reporting purposes, fair value measurements are categorised into Level 1, 2 or 3 based on the degree to which the inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:

●	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date;
●	Level 2 inputs, other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
●	Level 3 inputs are unobservable inputs for the asset or liability.

Current versus non-current classification

Current versus non-current classification

The Group presents assets and liabilities in consolidated statement of financial position based on current/non-current classification. An asset is current when it is:

●	Expected to be realised or intended to be sold or consumed in a normal operating cycle
●	Held primarily for the purpose of trading
●	Expected to be realised within twelve months after the reporting period,

Or

●	Cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period

All other assets are classified as non-current.

A liability is current when it is:

●	Expected to be settled in normal operating cycle
●	Held primarily for the purpose of trading
●	Due to be settled within twelve months after the reporting period,

Or

●	There is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period

The Group classifies all other liabilities as non-current.